Subsequent Events (Details) (USD $) In Thousands, unless otherwise specified	Apr. 25, 2012	Mar. 24, 2012
Amended Credit Agreement Due 2017 [Member]
Debt Instrument [Line Items]
Commitment to provide the partnership with incremental term loan facility	$ 250,000
Revolving credit facility current borrowing capacity	250,000
Commitment to increase revolving credit facility amount, maximum	400,000	250,000
Inergy Propane LLC [Member]
Business Acquisition [Line Items]
Total acquisition value	1,800,000
Newly issued senior notes to Inergy bondholders as a part of an acquisition	1,000,000
Partial cash payment as a part of an acquisition	200,000
New common units issued as a part of an acquisition	$ 600,000